Income Taxes - Summary of Loss Before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
PRC	¥ (192,495)	$ (27,909)	¥ (185,000)	¥ (30,412)
Non-PRC	(136,757)	(19,828)	(128,762)	(61,423)
Loss before income taxes	¥ (329,252)	$ (47,737)	¥ (313,762)	¥ (91,835)